CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of cash receipts from operating activities
Receipts from sales of goods and rendering of services	$ 5,913,495	$ 6,129,806	$ 5,508,705
Other cash receipts from operating activities	495,471	377,085	365,238
Classes of cash payments
Payments to suppliers for goods and services	(4,387,161)	(4,198,750)	(3,845,429)
Payments to and on behalf of employees	(600,386)	(558,230)	(532,223)
Other cash payments from operating activities	(176,128)	(208,461)	(128,314)
Interest paid	(266,019)	(172,280)	(261,186)
Interest received	29,655	11,738	18,966
Income taxes paid	(329,864)	(90,556)	(37,942)
Other inflows (outflows) of cash, net	(6,225)	(2,807)	(10,452)
Net Cash flows from Operating Activities	672,838	1,287,545	1,077,363
Cash flows (used in) investing activities
Cash flow from loss of control of subsidiaries and other businesses	102,080	0	0
Cash flow used in obtaining control of subsidiaries or other businesses	(171,261)	(17,049)	(15,918)
Cash used for contributions and purchase of associates and joint ventures	(580)	(3,023)	0
Other cash receipts from sales of equity or debt instruments in other entities	2,320	2	1
Proceeds from sale of property, plant and equipment	10,354	9,392	6,308
Purchase of property, plant and equipment	(1,000,373)	(675,958)	(448,314)
Purchase of intangible assets	(32,032)	(2,682)	(10,468)
Proceeds from sales of other long-term assets	6,059	5,437	2,609
Purchase of other non-current assets	(247,802)	(222,029)	(179,184)
Dividends received	13,007	10,880	7,287
Other inflows (outflows) of cash, net	487	1,048	4,331
Cash flows used Investing Activities	(1,320,305)	(893,982)	(633,348)
Cash flows from (used in) Financing Activities
Total borrowings obtained	2,142,439	863,551	1,312,481
Debt obtained in long-term	2,125,332	485,077	1,025,096
Debt obtained in short-term	17,107	378,474	287,385
Repayments of borrowings	(721,952)	(475,284)	(1,627,711)
Payments of lease liabilities	(80,323)	(6,624)	(4,938)
Dividends paid	(182,109)	(257,421)	(121,586)
Other outflows of cash, net	(10,623)	(975)	(2,285)
Cash flows from (used in) Financing Activities	1,147,432	123,247	(444,039)
Net increase (decrease) in Cash and Cash Equivalents before effect of exchange rate changes	502,529	516,810	(24)
Effect of exchange rate changes on cash and cash equivalents	(18,459)	(30,754)	(2,343)
Net increase (decrease) of Cash and Cash equivalents	484,070	486,056	(2,367)
Cash and cash equivalents, at the beginning of the period	1,075,942	589,886	592,253
Cash and cash equivalents, at the end of the period	$ 1,560,012	$ 1,075,942	$ 589,886